Convertible Notes Payable — Related Party	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Convertible Notes Payable — Related Party [Line Items]
CONVERTIBLE NOTES PAYABLE — RELATED PARTY

NOTE 3 — CONVERTIBLE NOTES PAYABLE — RELATED PARTY

On May 14, 2013, Ironbound loaned $100,000 to us and we issued a convertible promissory note in the principal amount of $100,000 to Ironbound (the “May 2013 Note”). The May 2013 Note was initially issued with a two-year term and bore interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the May 2013 Note was convertible into shares of Common Stock upon the consummation of a “Fundamental

Transaction” (as defined in the May 2013 Note) at the “Conversion Price” (as defined in the May 2013 Note). The May 2013 Note was amended in July 2014 in accordance with the Amended and Restated Note, as described below.

On July 25, 2014, we raised gross proceeds of $72,000 in a debt financing transaction with Ironbound and, in connection therewith, issued to Ironbound a convertible promissory note (the “2014 Note”) in the principal amount of $72,000. The 2014 Note has a maturity date of August 31, 2015 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the 2014 Note is convertible, at the election of Ironbound, into shares of our Common Stock following the consummation of a “Qualified Financing” (as defined in the 2014 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the 2014 Note) at the “Conversion Price” (as defined in the 2014 Note).

Further, on July 25, 2014, we issued an amended and restated convertible promissory note (the “Amended and Restated Note” and together with the 2014 Note, the “Prior Notes”) to Ironbound in the principal amount of $100,000, in substitution for the May 2013 Note. The Amended and Restated Note extended the maturity of the May 2013 Note to August 31, 2015 and provided for the principal and accrued interest on the May 2013 Note to be convertible, at the election of Ironbound, into shares of our Common Stock following the consummation of a “Qualified Financing” (as defined in the May 2013 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the May 2013 Note) at the “Conversion Price” (as defined in the May 2013 Note). The May 2013 Note otherwise remained unchanged.

Effective September 1, 2015, the maturity dates of the Prior Notes was extended from August 31, 2015 to August 31, 2016.

On October 30, 2015, Mr. Kling resigned from his position as our sole director and from his position as our President. Also on October 30, 2015, Mr. Warshaw resigned from his positions as our Chief Financial Officer and Secretary. Messrs. Kling’s and Warshaw’s resignation were not due to any disagreement with the Company or its management on any matter relating to the Company’s operations, policies or practices. Prior to Mr. Kling’s resignation, our Board of Directors appointed Jonathan J. Ledecky, the managing member of Ironbound, our largest stockholder, to fill the vacancy created by Mr. Kling’s resignation and assumed the role of President of the Company.

On December 31, 2015, Ironbound advanced to us an additional $10,000. This amount was subsequently evidenced by a promissory note (the “December 2015 Note”) with the same terms as the Prior Notes. The proceeds of the December 2015 Note was utilized by the Company to fund working capital needs.

On April 1, 2016, we issued a convertible promissory note (the “2016 Note”) in the principal amount of $10,000 to Ironbound. The 2016 Note has the same terms as the Prior Notes. The proceeds of the 2016 Note was utilized by the Company to fund working capital needs.

On July 15, 2016, we issued a convertible promissory note (the “July 2016 Note”) in the principal amount of $25,000 to Ironbound Partners Fund, LLC. The July 2016 Note has a maturity date of August 31, 2017 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the July 2016 Note is convertible, at the election of Ironbound, into shares of the Company’s common stock following the consummation of a “Qualified Financing” (as defined in the July 2016 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the July 2016 Note) at the “Conversion Price” (as defined in the July 2016 Note). The proceeds of the July 2016 Note was utilized by the Company to fund working capital needs.

Effective September 1, 2016, the maturity dates of the Outstanding Notes was extended from August 31, 2016 to August 31, 2017.

On February 14, 2017, we issued a convertible promissory note (the “February 2017 Note” and together with the December 2015 Note, the 2016 Note and the July 2016 Note, the “Outstanding Notes”) in the principal amount of $50,000 to Ironbound. The February 2017 Note has a maturity date of August 31, 2017 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the February 2017 Note is convertible, at the election of Ironbound, into shares of our common stock following the consummation of a “Qualified Financing” (as defined in the February 2017 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the February 2017 Note) at the “Conversion Price” (as defined in the February 2017 Note). The proceeds of the February 2017 Note was utilized by the Company to fund working capital needs.

Effective September 1, 2017, the maturity dates of the Outstanding Notes was extended from August 31, 2017 to August 31, 2018.

In August 2018, the maturity dates of the Outstanding Notes was extended from August 31, 2018 to August 31, 2019.

On August 27, 2018, we issued a convertible promissory note (the “August 2018 Note”) in the principal amount of $15,000 to Ironbound. The August 2018 Note has a maturity date of August 31, 2019 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the August 2018 Note is convertible, at the election of Ironbound, into shares of our common stock following the consummation of a “Qualified Financing” (as defined in the August 2018 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the August 2018 Note) at the “Conversion Price” (as defined in the August 2018 Note). The proceeds of the August 2018 Note was utilized by the Company to fund working capital needs.

On December 4, 2018, we issued a convertible promissory note (the “December 2018 Note”) in the principal amount of $25,000 to Ironbound. The December 2018 Note has a maturity date of August 31, 2019 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the December 2018 Note is convertible, at the election of Ironbound, into shares of the Company’s common stock following the consummation of a “Qualified Financing” (as defined in the December 2018 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the December 2018 Note) at the “Conversion Price” (as defined in the December 2018 Note). The proceeds of the December 2018 Note was utilized by the Company to fund working capital needs.

Effective November 12, 2019 the maturity dates of the Outstanding Notes and the August 2018 Note and December 2018 Note was extended from August 31, 2019 to August 31, 2020.

On November 27, 2019, we issued a convertible promissory note (the “November 2019 Note”) in the principal amount of $40,000 to Ironbound. The November 2019 Note has a maturity date of August 31, 2020 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the November 2019 Note is convertible, at the election of Ironbound, into shares of the Company’s common stock following the consummation of a “Qualified Financing” (as defined in the November 2019 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the November 2019 Note) at the “Conversion Price” (as defined in the November 2019 Note). The proceeds of the November 2019 Note was utilized by the Company to fund working capital needs.

Effective August 31, 2020, the maturity dates of the Outstanding Notes and the August 2018 Note and December 2018 Note was extended from August 31, 2020 to August 31, 2021.

On August 18, 2020, we issued a convertible promissory note (the “August 2020 Note”) in the principal amount of $20,000 to Ironbound. The August 2020 Note has a maturity date of August 31, 2021 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the August 2020 Note is convertible, at the election of Ironbound, into shares of the Company’s common stock following the consummation of a “Qualified

Financing” (as defined in the August 2020 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the August 2020 Note) at the “Conversion Price” (as defined in the August 2020 Note). The proceeds of the August 2020 Note was utilized by the Company to fund working capital needs.

The outstanding notes are now past due and are expected to be repaid upon consummation of the Merger.

NOTE 4 — NOTES PAYABLE — RELATED PARTY

On May 14, 2013, Ironbound Partners LLC (“Ironbound”) loaned $100,000 to us and we issued a convertible promissory note in the principal amount of $100,000 to Ironbound (the May 2013 “Note”). The May 2013 Note was initially issued with a two-year term and bore interest at a rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the May 2013 Note was convertible into shares of Common Stock upon the consummation of a “Fundamental Transaction” (as defined in the May 2013 Note) at the “Conversion Price” (as defined in the May 2013 Note). The May 2013 Note was amended in July 2014 in accordance with the amended and Restated Note, as described below.

On July 25, 2014, we raised gross proceeds of $72,000 in a debt financing transaction with Ironbound and, in connection therewith, issued to Ironbound a convertible promissory note (the “2014 Note”) in the principal amount of $72,000. The 2014 Note has a maturity date of August 31, 2015 and bears interest at a rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the 2014 Note is convertible, at the election of Ironbound, into shares of our common stock following the consummation of a “Qualified Financing” (as defined in the 2014 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the 2014 Note) at the “Conversion Price” (as defined in the 2014 Note).

Further, on July 25, 2014, we issued an amended and restated convertible promissory note (the “Amended and Restated Note” and together with the 2014 Note, the “Prior Notes”) to Ironbound in the principal amount of $100,000, in substitution for the May 2013 Note. The Amended and Restated Note extended the maturity of the May 2013 Note to August 31, 2015 and provided for the principal and accrued interest on the May 2013 Note to be convertible, at the election of Ironbound, into shares of our Common Stock following the consummation of a “Qualified Financing” (as defined in the May 2013 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the May 2013 Note) at the “Conversion Price” (as defined in the May 2013 Note). The May 2013 Note otherwise remained unchanged.

Effective September 1, 2015, the maturity dates of the Prior Notes was extended from August 31, 2015 to August 31, 2016.

On October 30, 2015, Mr. Kling resigned from his position as our sole director and from his position as our President. Also on October 30, 2015, Mr. Warshaw resigned from his positions as our Chief Financial Officer and Secretary. Messrs. Kling’s and Warshaw’s resignation were not due to any disagreement with the Company or its management on any matter relating to the Company’s operations, policies or practices. Prior to Mr. Kling’s resignation, our Board of Directors appointed Jonathan J. Ledecky, the managing member of Ironbound, our largest stockholder, to fill the vacancy created by Mr. Kling’s resignation and will assume the role of President of the Company.

On December 31, 2015, Ironbound advanced to us an additional $10,000. This amount was subsequently evidenced by a promissory note (the “December 2015 Note”) with the same terms as the Prior Notes. The proceeds of the December 2015 Note was utilized by the Company to fund working capital needs.

On April 1, 2016, we issued a convertible promissory note (the “2016 Note” and together with the Prior Notes, the “Outstanding Notes”) in the principal amount of $10,000 to Ironbound. The 2016 Note has the same terms as the Prior Notes. The proceeds of the 2016 Note was and will be utilized by the Company to fund working capital needs.

On July 15, 2016, we issued a convertible promissory note (the “July 2016 Note”) in the principal amount of $25,000 to Ironbound. The July 2016 Note has a maturity date of August 31, 2017 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the July 2016 Note is convertible, at the election of Ironbound, into shares of the Company’s common stock following the consummation of a “Qualified Financing” (as defined in the July 2016 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the July 2016 Note) at the “Conversion Price” (as defined in the July 2016 Note). The proceeds of the July 2016 Note will be utilized by the Company to fund working capital needs.

Effective September 1, 2016, the maturity dates of the Outstanding Notes was extended from August 31, 2016 to August 31, 2017.

On February 14, 2017, we issued a convertible promissory note (the “February 2017 Note”) in the principal amount of $50,000 to Ironbound. The February 2017 Note has a maturity date of August 31, 2017 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the February 2017 Note is convertible, at the election of Ironbound, into shares of our common stock following the consummation of a “Qualified Financing” (as defined in the February 2017 Note), or upon the consummation of a “Fundamental

Transaction” (as defined in the February 2017 Note) at the “Conversion Price” (as defined in the February 2017 Note). The proceeds of the February 2017 Note will be utilized by the Company to fund working capital needs.

Effective September 1, 2017, the maturity dates of the Outstanding Notes was extended from August 1, 2017 to August 31, 2018.

In August 2018, the maturity dates of the Outstanding Notes was extended from August 1, 2018 to August 31, 2019.

On August 27, 2018, we issued a convertible promissory note (the “August 2018 Note”) in the principal amount of $15,000 to Ironbound. The August 2018 Note has a maturity date of August 31, 2019 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the August 2018 Note is convertible, at the election of Ironbound, into shares of our common stock following the consummation of a “Qualified Financing” (as defined in the August 2018 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the August 2018 Note) at the “Conversion Price” (as defined in the August 2018 Note). The proceeds of the August 2018 Note has been and will be utilized by the Company to fund working capital needs.

On December 4, 2018, we issued a convertible promissory note (the “December 2018 Note”) in the principal amount of $25,000 to Ironbound. The December 2018 Note has a maturity date of August 31, 2019 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the December 2018 Note is convertible, at the election of Ironbound, into shares of the Company’s common stock following the consummation of a “Qualified Financing” (as defined in the December 2018 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the December 2018 Note) at the “Conversion Price” (as defined in the December 2018 Note). The proceeds of the December 2018 Note has been and will be utilized by the Company to fund working capital needs.

Effective November 12, 2019, the maturity dates of the outstanding promissory notes held by Ironbound was extended from August 31, 2019 to August 31, 2020.

On November 27, 2019, we issued a convertible promissory note (the “November 2019 Note”) in the principal amount of $40,000 to Ironbound. The November 2019 Note has a maturity date of August 31, 2020 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the November 2019 Note is convertible, at the election of Ironbound, into shares of the Company’s common stock following the consummation of a “Qualified Financing” (as defined in the November 2019 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the November 2019 Note) at the “Conversion Price” (as defined in the November 2019 Note). The proceeds of the November 2019 Note have been and will be utilized by the Company to fund working capital needs.

Effective August 31, 2020, the maturity dates of the Outstanding Notes and the August 2018 Note and December 2018 Note was extended from August 31, 2020 to August 31, 2021.

On August 18, 2020, we issued a convertible promissory note (the “August 2020 Note”) in the principal amount of $20,000 to Ironbound. The August 2020 Note has a maturity date of August 31, 2021 and bears interest at the rate of 5.0% per annum, payable at maturity. The principal and accrued interest on the August 2020 Note is convertible, at the election of Ironbound, into shares of the Company’s common stock following the consummation of a “Qualified Financing” (as defined in the August 2020 Note), or upon the consummation of a “Fundamental Transaction” (as defined in the August 2020 Note) at the “Conversion Price” (as defined in the August 2020 Note). The proceeds of the August 2020 Note will be utilized by the Company to fund working capital needs.